Annual Fund Operating Expenses - Templeton Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 12, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.52%	[1]
Fee Waiver or Reimbursement	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	1.24%	[3]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.27%	[1]
Fee Waiver or Reimbursement	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	1.99%	[3]
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%	[1]
Fee Waiver or Reimbursement	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	0.99%	[3]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.77%	[1]
Fee Waiver or Reimbursement	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	1.49%	[3]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.13%	[1]
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.86%	[3]

[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses, interest expense and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 1.13% (0.98% effective July 13, 2026) for each share class except Class R6 and 1.00% (0.85% effective July 13, 2026) for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until July 12, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
[3]	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current operating expense caps.